The interactive data file included as an exhibit to this filing relates to the prospectuses for Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund, Variable Portfolio – Aggressive Portfolio, Variable Portfolio – Conservative Portfolio, Variable Portfolio – Moderate Portfolio, Variable Portfolio – Moderately Aggressive Portfolio, Variable Portfolio – Moderately Conservative Portfolio pursuant to Rule 497(e) under the Securities Act of 1933, dated May 1, 2016, as amended, on May 10, 2016 (Accession No. 0001193125-16-586750), which is incorporated herein by reference.